PROFIT APPROPRIATION (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Distribution Of Profit [Abstract]
General reserve fund annual appropriation after tax profit	10.00%	10.00%
Amount of restricted paid-in capital and statutory reserve funds	$ 7,900,000	49,400,000	$ 7,900,000	49,400,000
Restricted share capital	284,600,000	789,200,000
Amount not available for distributions	$ 292,500,000	1,838,600,000